LoCorr Macro Strategies Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)

	Maturity	Coupon	Principal
	Date	Rate	Amount	Value
ASSET BACKED SECURITIES: 4.86%
321 Henderson Receivables I LLC
Series 2006-1A A1 (1 Month LIBOR USD + 0.200%) (a)(c)	03/15/2041	4.88%	$20,416	$20,386
Series 2004-A A1 (1 Month LIBOR USD + 0.350%) (a)(c)	09/15/2045	5.03%	32,140	31,804
American Homes 4 Rent Trust, 2014-SFR2 A (a)	10/17/2036	3.79%	710,819	692,892
AmeriCredit Automobile Receivables Trust, 2021-2 A3	12/18/2026	0.34%	4,103,406	4,000,258
Bank of America Credit Card Trust, 2021-A1 A1	09/15/2026	0.44%	2,120,000	2,023,001
Carmax Auto Owner Trust, 2021-4 A3	09/15/2026	0.56%	3,805,000	3,612,973
Carvana Auto Receivables Trust
Series 2021-P2 A3	03/10/2026	0.49%	4,499,458	4,350,915
Series 2021-P4 A-3	01/10/2027	1.31%	7,270,000	6,891,157
Series 2022-P3	11/10/2027	4.61%	4,800,000	4,693,854
Citibank Credit Card Issuance Trust, 2018-A3 A3	05/23/2025	3.29%	3,500,000	3,490,475
DB Master Finance LLC, 2021-1A A2I (a)	11/20/2051	2.05%	4,048,750	3,559,062
Diamond Resorts Owner Trust, 2021-1A A (a)	11/21/2033	1.51%	1,061,095	983,011
Elara HGV Timeshare Issuer, 2021-A A (a)	08/27/2035	1.36%	1,818,212	1,633,183
Entergy New Orleans Storm Recovery Funding LLC, 2015-1 A	06/01/2027	2.67%	345,059	336,628
Ford Credit Auto Owner Trust, 2018-2 A (a)	01/15/2030	3.47%	1,400,000	1,392,180
Freddie Mac STACR REMIC Trust, 2021-HQA4 M1 (SOFR30A + 0.950%) (a)(c)	12/26/2041	5.51%	5,493,397	5,292,188
GM Financial Consumer Automobile Receivables Trust
Series 2021-1 A3	10/16/2025	0.35%	2,042,658	1,987,760
Series 2021-3 A3	06/16/2026	0.48%	5,340,486	5,122,843
Hilton Grand Vacations Trust, 2019-AA A (a)	07/25/2033	2.34%	1,078,686	1,015,330
Hyundai Auto Receivables Trust, 2020-C A3	05/15/2025	0.38%	2,726,525	2,662,035
Invitation Homes Trust, 2018-SFR4 A (1 Month LIBOR USD + 1.100%) (a)(c)	01/19/2038	5.81%	880,184	876,601
John Deere Owner Trust, 2022-C	08/15/2025	4.98%	7,000,000	6,993,507
MVW Owner Trust
Series 2019-1A A (a)	11/20/2036	2.89%	477,043	451,697
Series 2019-2A A (a)	10/20/2038	2.22%	692,826	648,820
Series 2021-1WA A (a)	01/22/2041	1.14%	1,796,709	1,635,031
Navient Student Loan Trust, 2021-A A (a)	05/15/2069	0.84%	1,931,858	1,687,883
PFS Financing Corp.
Series 2020-G A (a)	02/17/2026	0.97%	2,288,000	2,199,838
Series 2021-B A (a)	08/17/2026	0.77%	3,550,000	3,316,799
Planet Fitness Master Issuer LLC, 3.25100 (a)	12/05/2051	3.25%	3,168,000	2,770,657
Santander Drive Auto Receivables Trust, 2022-6 A3	11/16/2026	4.49%	4,500,000	4,460,916
Sierra Receivables Funding LLC, 2018-3A A (a)	09/20/2035	3.69%	462,593	458,704
SoFi Professional Loan Program LLC, 2016-D A2B (a)	04/25/2033	2.34%	133,689	131,345
SoFi Professional Loan Program Trust, 2021-B AFX (a)	02/15/2047	1.14%	1,654,065	1,380,874
Taco Bell Funding LLC, 2021-1A A21 (a)	08/25/2051	1.95%	5,796,625	5,036,322
Tesla Auto Lease Trust, 2021-A B (a)	03/20/2025	1.02%	2,900,000	2,811,045
Toyota Auto Loan Extended Note Trust, 2020-1 A (a)	05/25/2033	1.35%	1,950,000	1,809,956
Toyota Auto Receivables Owner Trust, 2022-C A3	04/15/2027	3.76%	3,000,000	2,940,463
Toyota Lease Owner Trust, 2021-B A3 (a)	10/21/2024	0.42%	5,992,155	5,882,270
Volkswagen Auto Loan Enhanced Trust, 2021-1 A3	06/22/2026	1.02%	5,570,000	5,324,393
TOTAL ASSET BACKED SECURITIES (Cost $109,719,219)				104,609,056

CORPORATE BONDS: 9.11%
Aerospace & Defense: 0.20%
Boeing Co.	02/04/2026	2.20%	3,655,000	3,392,168
Raytheon Technologies Corp.	02/27/2026	5.00%	870,000	882,636
				4,274,804
Agriculture: 0.06%
Philip Morris International, Inc.	02/15/2028	4.88%	1,400,000	1,411,777

Auto Manufacturers: 0.25%
General Motors Financial Co., Inc.	02/26/2027	2.35%	660,000	590,332
General Motors Financial Co., Inc.	06/20/2025	2.75%	1,400,000	1,324,934
Mercedes-Benz Finance North America LLC (a)	03/01/2024	0.75%	795,000	763,191
Volkswagen Group of America Finance LLC (a)	11/22/2023	0.88%	1,440,000	1,400,401
Volkswagen Group of America Finance LLC (a)	11/24/2025	1.25%	1,390,000	1,263,769
				5,342,627
Banks: 3.87%
Banco Santander SA (b)	03/24/2025	3.50%	1,175,000	1,129,527
Banco Santander SA (b)	05/28/2025	2.75%	815,000	768,185
Bank of America Corp. (SOFR + 1.150%) (c)	06/19/2026	1.32%	6,205,000	5,673,423
Bank of America Corp. (SOFR + 1.010%) (c)	10/24/2026	1.20%	4,215,000	3,781,562
Bank of America Corp. (SOFR + 1.580%) (c)	04/27/2028	4.38%	3,015,000	2,920,103
Barclays PLC (1 Year CMT Rate + 0.800%) (b)(c)	12/10/2024	1.01%	2,465,000	2,374,855
Canadian Imperial Bank (b)	04/07/2027	3.45%	1,665,000	1,572,876
Citigroup, Inc. (SOFR + 1.372%) (c)	05/24/2025	4.14%	3,505,000	3,441,446
Citigroup, Inc. (SOFR + 0.528%) (c)	11/03/2025	1.28%	2,455,000	2,292,195
Citigroup, Inc. (SOFR + 0.765%) (c)	01/28/2027	1.12%	2,030,000	1,808,194
Citigroup, Inc. (SOFR + 1.887%) (c)	05/24/2028	4.66%	1,105,000	1,089,729
Credit Suisse AG (b)	05/05/2023	1.00%	2,610,000	2,583,900
Credit Suisse AG (b)	08/09/2023	0.52%	1,805,000	1,753,106
Credit Suisse AG (b)	07/09/2027	5.00%	1,425,000	1,371,563
Deutsche Bank NY (b)	05/28/2024	0.90%	1,115,000	1,046,361
Federation des Caisses Desjardins du Quebec (a)(b)	03/14/2028	5.70%	1,340,000	1,369,705
Goldman Sachs Group, Inc. (3 Month LIBOR USD + 1.201%) (c)	09/29/2025	3.27%	5,795,000	5,619,661
Goldman Sachs Group, Inc. (SOFR + 0.609%) (c)	02/12/2026	0.86%	1,520,000	1,389,957
Goldman Sachs Group, Inc. (SOFR + 0.789%) (c)	12/09/2026	1.09%	3,400,000	3,042,706
HSBC Holdings PLC (SOFR + 1.929%) (b)(c)	06/04/2026	2.10%	3,510,000	3,220,531
ING Groep NV (b)	04/09/2024	3.55%	1,955,000	1,913,241
ING Groep NV (SOFR + 1.640%) (b)(c)	03/28/2026	3.87%	2,085,000	2,015,044
JP Morgan Chase & Co. (SOFR + 0.800%) (c)	11/19/2026	1.05%	7,695,000	6,861,867
JP Morgan Chase & Co. (TSFR3M + 0.695%) (c)	02/04/2027	1.04%	2,980,000	2,657,934
Mitsubishi UFJ Financial Group, Inc. (b)	02/25/2025	2.19%	1,945,000	1,831,477
Morgan Stanley (SOFR + 0.525%) (c)	05/30/2025	0.79%	2,075,000	1,963,521
Morgan Stanley (SOFR + 1.152%) (c)	07/22/2025	2.72%	1,135,000	1,094,626
Morgan Stanley (SOFR + 0.858%) (c)	07/20/2027	1.51%	4,510,000	4,004,412
NatWest Markets PLC (a)(b)	08/12/2024	0.80%	1,475,000	1,379,694
Royal Bank of Canada (b)	07/26/2024	3.97%	1,860,000	1,834,233
Svenska Handelsbanken AB (a)(b)	06/11/2024	0.55%	930,000	879,972
Toronto-Dominion Bank (b)	06/06/2025	3.77%	1,845,000	1,795,335
Toronto-Dominion Bank (b)	09/10/2026	1.25%	2,260,000	1,996,777
UBS AG/London (a)(b)	06/01/2023	0.38%	1,390,000	1,379,132
UBS AG/London (a)(b)	08/09/2024	0.70%	1,880,000	1,755,926
UBS Group AG (1 Year CMT Rate + 0.830%) (a)(b)(c)	07/30/2024	1.01%	750,000	734,897
UBS Group AG (1 Year CMT Rate + 1.550%) (a)(b)(c)	05/12/2026	4.49%	1,100,000	1,060,295
				83,407,968
Building Materials: 0.04%
Trane Technologies Luxembourg Finance SA (b)	03/21/2026	3.50%	955,000	926,006

Chemicals: 0.06%
Nutrien Ltd. (b)	11/07/2025	5.95%	1,375,000	1,407,374

Cosmetics & Personal Care: 0.23%
Colgate-Palmolive Co.	03/02/2026	4.80%	2,380,000	2,432,293
Haleon US Capital LLC	03/24/2027	3.38%	2,675,000	2,534,362
				4,966,655
Diversified Financial Services: 0.70%
AerCap Ireland Capital/Global Aviation Trust (b)	10/29/2024	1.65%	5,960,000	5,566,782
AerCap Ireland Capital/Global Aviation Trust (b)	01/30/2026	1.75%	1,465,000	1,310,925
Air Lease Corp.	12/15/2027	5.85%	1,900,000	1,908,556
Capital One Financial Corp. (SOFR + 1.370%) (c)	05/09/2025	4.17%	2,015,000	1,951,350
Charles Schwab Corp.	03/03/2027	2.45%	1,500,000	1,342,542
OMERS Finance Trust (a)(b)	05/02/2024	2.50%	1,930,000	1,883,645
Private Export Funding Corp.	06/15/2025	3.25%	1,255,000	1,223,101
				15,186,901
Electric: 0.31%
Eversource Energy	08/15/2025	0.80%	335,000	304,428
Florida Power & Light Co.	04/01/2028	5.05%	1,105,000	1,140,745
NSTAR Electric Co.	05/15/2027	3.20%	2,490,000	2,358,983
Southern California Edison Co.	04/01/2024	1.10%	2,545,000	2,422,047
Southern California Edison Co.	02/01/2026	1.20%	510,000	458,670
				6,684,873
Entertainment: 0.22%
Warnermedia Holdings, Inc. (a)	03/15/2027	3.76%	5,005,000	4,688,424

Food: 0.25%
Conagra Brands, Inc.	08/11/2023	0.50%	1,075,000	1,056,630
General Mills, Inc.	11/18/2025	5.24%	855,000	857,422
Nestle Holdings, Inc. (a)	03/13/2026	5.25%	1,880,000	1,927,615
SYSCO Corp.	07/15/2027	3.25%	1,535,000	1,453,205
				5,294,872
Healthcare - Products: 0.39%
Baxter International, Inc.	11/29/2024	1.32%	4,640,000	4,364,725
PerkinElmer, Inc.	09/15/2024	0.85%	4,315,000	4,049,683
				8,414,408
Healthcare - Services: 0.05%
HCA, Inc. (a)	03/15/2027	3.13%	1,115,000	1,035,297

Household Products & Wares: 0.07%
Clorox Co.	10/01/2027	3.10%	1,495,000	1,409,444

Insurance: 0.57%
Equitable Financial Life Global (a)	07/07/2025	1.40%	1,780,000	1,645,265
Metropolitan Life Global Funding I (a)	06/07/2024	0.55%	2,620,000	2,492,860
Metropolitan Life Global Funding I (a)	07/02/2025	0.95%	1,565,000	1,440,013
Principal Life Global Funding II (a)	04/12/2024	0.75%	2,150,000	2,055,139
Principal Life Global Funding II (a)	01/12/2026	0.88%	2,045,000	1,822,802
Protective Life Global Funding (a)	07/05/2024	0.78%	2,905,000	2,750,894
				12,206,973
Media: 0.19%
Charter Communications Operating LLC / Charter Communications Operating Capital	07/23/2025	4.91%	2,785,000	2,755,465
Comcast Corp.	03/01/2026	3.15%	1,460,000	1,414,700
				4,170,165
Oil & Gas: 0.04%
Pioneer Natural Resources Co.	03/29/2026	5.10%	785,000	787,611

Packaging & Containers: 0.13%
Amcor Finance, Inc.	04/28/2026	3.63%	2,870,000	2,760,620

Pharmaceuticals: 0.15%
AbbVie, Inc.	05/14/2026	3.20%	860,000	829,733
CVS Health Corp.	06/01/2026	2.88%	2,505,000	2,378,407
				3,208,140
Pipelines: 0.20%
Enbridge, Inc. (b)	02/14/2025	2.50%	1,050,000	1,005,199
Enterprise Products Operating LLC	01/10/2026	5.05%	1,350,000	1,364,423
MPLX LP	03/01/2026	1.75%	2,105,000	1,919,517
				4,289,139
Real Estate Investment Trusts: 0.34%
Brixmor Operating Partnership LP	06/15/2026	4.13%	1,335,000	1,264,790
Realty Income Corp.	01/13/2026	5.05%	2,335,000	2,324,831
SITE Centers Corp.	02/01/2025	3.63%	1,115,000	1,054,429
SITE Centers Corp.	06/01/2027	4.70%	2,775,000	2,617,862
				7,261,912
Retail: 0.07%
Lowe’s Cos, Inc.	09/08/2025	4.40%	1,590,000	1,581,197

Software: 0.14%
Oracle Corp.	03/25/2028	2.30%	1,395,000	1,246,078
VMware, Inc.	08/15/2024	1.00%	1,770,000	1,669,709
				2,915,787
Telecommunications: 0.58%
AT&T, Inc.	06/01/2027	2.30%	2,125,000	1,947,682
NBN Co. Ltd. (a)(b)	10/08/2024	0.88%	1,615,000	1,514,208
T-Mobile USA, Inc.	02/15/2026	2.25%	3,620,000	3,367,274
Verizon Communications, Inc.	11/20/2025	0.85%	3,595,000	3,269,875
Verizon Communications, Inc.	03/20/2026	1.45%	2,680,000	2,463,913
				12,562,952
TOTAL CORPORATE BONDS (Cost $202,603,351)				196,195,926

MORTGAGE BACKED SECURITIES: 7.41%
ACRE Commercial Mortgage Trust, 2021-FL4 A (1 Month LIBOR USD + 0.830%) (a)(b)(c)	12/18/2037	5.59%	778,690	765,107
Alen Mortgage Trust, 2021-ACEN A (1 Month LIBOR USD + 1.150%) (a)(c)	04/17/2034	5.83%	3,150,000	2,781,731
Angel Oak Mortgage Trust
Series 2020-1 M1 (a)(d)	12/25/2059	3.16%	1,915,000	1,648,060
Series 2020-5 A3 (a)(d)	05/25/2065	2.04%	123,215	111,894
Barclays Commercial Mortgage Securities LLC, 2015-VFM A1 (a)	03/12/2036	2.47%	753,060	701,736
BHP Trust, 2019-BXHP A (1 Month LIBOR USD + 0.975%) (a)(c)	08/15/2036	5.66%	1,895,755	1,819,223
BSREP Commercial Mortgage Trust, 2021-DC A (1 Month LIBOR USD + 0.950%) (a)(c)	08/16/2038	5.64%	4,330,000	3,997,882
BX Commercial Mortgage Trust
Series 2019-XL A (1 Month LIBOR USD + 1.034%) (a)(c)	10/15/2036	5.86%	2,257,978	2,232,358
Series 2021-XL2 B (1 Month LIBOR USD + 0.998%) (a)(c)	10/15/2038	5.68%	5,096,933	4,828,538
Series 2021-CIP A (1 Month LIBOR USD + 0.921%) (a)(c)	12/15/2038	5.61%	6,050,000	5,830,055
BX Trust, 2022-PSB (TSFR1M + 2.949%) (a)(c)	08/15/2039	7.78%	1,087,419	1,080,632
Citigroup Commercial Mortgage Trust
Series 2019-PRM B (a)	05/10/2035	3.64%	1,000,000	979,717
Series 2021-PRM2 A (1 Month LIBOR USD + 0.950%) (a)(c)	10/15/2038	5.64%	5,250,000	5,039,361
Comm Mortgage Trust
Series 2015-3BP A (a)	02/12/2035	3.18%	1,030,000	960,820
Series 2014-UBS2 AM	03/12/2047	4.20%	2,450,000	2,390,436
Series 2014-CR19 A5	08/12/2047	3.80%	1,380,133	1,336,940
Series 2014-LC17 A5	10/11/2047	3.92%	724,000	702,739
Series 2014-CR21 A3	12/10/2047	3.53%	1,561,832	1,504,804
Series 2015-CR27 AM	10/13/2048	3.98%	2,000,000	1,894,188
Connecticut Avenue Securities Trust
Series 2021-R01 1M2 (SOFR30A + 1.550%) (a)(c)	10/25/2041	6.11%	4,305,000	4,181,444
Series 2021-R03 1M1 (SOFR30A + 0.850%) (a)(c)	12/26/2041	5.41%	3,852,340	3,794,759
Series 2022-R04 (SOFR30A + 2.000%) (a)(c)	03/25/2042	6.56%	1,703,534	1,705,666
Series 2022-R03 1M1 (SOFR30A + 2.100%) (a)(c)	03/25/2042	6.66%	4,001,430	4,006,258
Series 2022-R06 (SOFR30A + 2.750%) (a)(c)	05/25/2042	7.31%	1,136,591	1,155,023
Credit Suisse Mortgage Capital Certificates, 2019-ICE4 A (1 Month LIBOR USD + 0.980%) (a)(c)	05/15/2036	5.66%	3,491,314	3,455,990
ELP Commercial Mortgage Trust, 2021-ELP B (1 Month LIBOR USD + 1.120%) (a)(c)	11/15/2038	5.81%	5,400,000	5,129,211
Fannie Mae Connecticut Avenue Securities
Series 2018-C01 1EB1 (1 Month LIBOR USD + 0.450%) (c)	07/25/2030	5.30%	544,627	542,117
Series 2021-R02 2M1 (SOFR30A + 0.900%) (a)(c)	11/25/2041	5.46%	1,805,304	1,782,836
FHLMC Multifamily Structured Pass Through Certificates, K059 A1	09/25/2025	2.76%	1,361,453	1,319,881
Freddie Mac STACR REMIC Trust
Series 2021-DNA5 M2 (SOFR30A + 1.650%) (a)(c)	01/25/2034	6.21%	356,302	349,654
Series 2021-DNA6 M1 (SOFR30A + 0.800%) (a)(c)	10/25/2041	5.36%	4,709,871	4,667,521
Series 2021-DNA6 (SOFR30A + 1.500%) (a)(c)	10/25/2041	6.06%	1,355,927	1,290,143
Series 2022-DNA1 M1A (SOFR30A + 1.000%) (a)(c)	01/27/2042	5.56%	2,425,757	2,377,409
Series 2022-HQA1 M1A (SOFR30A + 2.100%) (a)(c)	03/25/2042	6.66%	3,930,934	3,943,218
Series 2022-DNA3 (SOFR30A + 2.000%) (a)(c)	04/25/2042	6.56%	1,841,267	1,841,256
Freddie Mac STACR Trust, 2018-HRP2 M3AS (1 Month LIBOR USD + 1.000%) (a)(c)	02/25/2047	5.85%	3,228,296	3,204,341
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA2 (SOFR30A + 2.300%) (a)(c)	08/25/2033	6.86%	1,530,000	1,507,081
Series 2021-DNA7 M1 (SOFR30A + 0.850%) (a)(c)	11/25/2041	5.41%	4,482,863	4,414,643
Series 2022-DNA2 M1A (SOFR30A + 1.300%) (a)(c)	02/25/2042	5.86%	4,298,831	4,256,070
Series 2018-HRP2 M3 (1 Month LIBOR USD + 2.400%) (a)(c)	02/25/2047	7.25%	1,694,257	1,692,008
FRESB Multifamily Mortgage Pass Through Certificates
Series 2016-SB17 A7F (d)	05/25/2023	2.15%	244,727	243,181
Series 2016-SB22 A7F (d)	09/25/2023	1.98%	1,116,422	1,101,127
Series 2017-SB32 A7F (d)	04/25/2024	2.44%	706,672	685,970
Series 2019-SB67 A5F (d)	07/25/2024	2.09%	1,380,382	1,325,525
Series 2019-SB69 A5F (d)	10/25/2024	2.25%	4,403,638	4,223,741
Series 2016-SB23 A10F (d)	09/25/2026	2.31%	1,056,622	997,162
GCT Commercial Mortgage Trust, 2021-GCT A (1 Month LIBOR USD + 0.800%) (a)(c)	02/15/2038	5.48%	3,850,000	3,526,837
GS Mortgage Securities Corp II, 2021-ARDN A (1 Month LIBOR USD + 1.250%) (a)(c)	11/17/2036	5.93%	5,400,000	5,212,380
GS Mortgage Securities Trust
Series 2017-SLP A (a)	10/12/2032	3.42%	218,479	212,039
Series 2019-600C A (a)	09/12/2034	2.94%	2,065,000	1,811,533
Series 2021-ROSS A (1 Month LIBOR USD + 1.150%) (a)(c)	06/16/2036	5.84%	5,000,000	4,498,641
Series 2013-GC16 B (d)	11/10/2046	5.16%	206,000	202,355
Series 2015-GC28 A5	02/10/2048	3.40%	1,000,000	961,175
Series 2021-NQM1 A3 (a)(d)	07/25/2061	1.53%	1,344,452	1,131,472
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2018-BCON A (a)	01/07/2031	3.73%	3,630,000	3,627,087
Series 2021-MHC A (1 Month LIBOR USD + 0.800%) (a)(c)	04/15/2038	5.48%	4,157,546	4,032,265
Series 2013-C15 A-S	11/17/2045	4.42%	3,325,000	3,267,704
Series 2013-C13 A4 (d)	01/18/2046	3.99%	212,975	212,019
Series 2014-C23 ASB	09/17/2047	3.66%	867,881	850,810
Series 2014-C22 AS	09/17/2047	4.11%	3,650,000	3,517,475
Series 2016-JP3 A-5	08/15/2049	2.87%	1,000,000	916,997
Ladder Capital Commercial Mortgage Trust, 2013-GCP A1 (a)	02/15/2036	3.57%	1,747,707	1,627,734
Natixis Commercial Mortgage Securities Trust, 2018-285M A (a)(d)	11/15/2032	3.79%	1,000,000	953,586
New Residential Mortgage Loan Trust
Series 2016-1A A1 (a)(d)	03/25/2056	3.75%	669,367	612,796
Series 2017-2A A3 (a)(d)	03/25/2057	4.00%	1,022,683	964,560
OBX Trust, 2018-1 A2 (1 Month LIBOR USD + 0.650%) (a)(c)	06/25/2057	5.50%	595,048	554,356
PKHL Commercial Mortgage Trust, 2021-MF A (1 Month LIBOR USD + 0.880%) (a)(c)	07/15/2038	5.57%	5,750,000	5,402,153
SREIT Trust, 2021-MFP2 A (1 Month LIBOR USD + 0.822%) (a)(c)	11/17/2036	5.51%	5,000,000	4,799,408
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5 B (a)(d)	03/12/2046	3.65%	165,113	160,153
Series 2013-C6 B (a)(d)	04/12/2046	3.88%	700,000	697,235
Verus Securitization Trust
Series 2020-1 A1 (a)(c)	01/25/2060	2.42%	417,636	394,374
Series 2020-1 A3 (a)(c)	01/25/2060	2.72%	1,068,728	1,005,847
WFRBS Commercial Mortgage Trust
Series 2013-C13 AS	05/17/2045	3.35%	650,000	648,112
Series 2013-C14 A5	06/15/2046	3.34%	727,218	723,287
Series 2014-C24 A5	11/18/2047	3.61%	1,000,000	963,457
Series 2014-C22 AS (d)	09/17/2057	4.07%	350,000	330,483
TOTAL MORTGAGE BACKED SECURITIES (Cost $167,141,029)				159,617,786

MUNICIPAL BONDS: 0.55%
Forsyth County School District	02/01/2024	0.92%	1,330,000	1,291,350
Miami Dade County Florida Aviation Refunding Taxable Series B	10/01/2023	2.37%	1,350,000	1,332,709
Nebraska Public Power District	01/01/2024	2.22%	1,700,000	1,667,150
Pennsylvania State University	09/01/2023	1.35%	2,945,000	2,904,683
State of Hawaii	08/01/2025	1.03%	4,220,000	3,907,317
Water Works Board of the City of Birmingham	01/01/2024	2.20%	695,000	681,353
TOTAL MUNICIPAL BONDS (Cost $12,240,720)				11,784,562

U.S. GOVERNMENT AGENCY ISSUES: 4.41%
Federal Farm Credit Banks Funding Corp.	06/26/2023	1.77%	5,135,000	5,096,403
Federal Farm Credit Banks Funding Corp.	03/06/2024	3.63%	10,000,000	9,894,306
Federal Farm Credit Banks Funding Corp.	03/10/2025	5.00%	14,165,000	14,342,722
Federal Home Loan Banks	09/08/2023	3.38%	9,000,000	8,943,425
Federal Home Loan Banks	02/27/2024	4.42%	9,250,000	8,871,941
Federal Home Loan Banks	04/14/2025	0.50%	9,350,000	8,692,391
Federal Home Loan Banks	02/25/2028	1.10%	11,160,000	9,563,138
Federal Home Loan Mortgage Corp.	09/08/2023	0.25%	2,000,000	1,960,360
Federal National Mortgage Association	07/02/2024	1.75%	5,000,000	4,822,451
Federal National Mortgage Association	04/22/2025	0.63%	15,000,000	13,938,880
Federal National Mortgage Association	12/18/2026	0.88%	10,105,000	8,995,194
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $96,134,736)				95,121,211

U.S. GOVERNMENT NOTES: 13.27%
United States Treasury Note	06/30/2024	1.75%	21,495,000	20,798,932
United States Treasury Note	01/31/2025	4.13%	16,660,000	16,646,984
United States Treasury Note	02/15/2025	7.63%	1,500,000	1,593,867
United States Treasury Note	02/28/2025	4.63%	26,195,000	26,436,485
United States Treasury Note	04/15/2025	2.63%	6,375,000	6,192,466
United States Treasury Note	05/31/2025	0.25%	67,120,000	61,899,847
United States Treasury Note	06/15/2025	2.88%	12,605,000	12,301,200
United States Treasury Note	07/15/2025	3.00%	61,425,000	60,069,331
United States Treasury Note	09/15/2025	3.50%	46,550,000	46,073,590
United States Treasury Note	11/30/2027	3.88%	28,215,000	28,481,720
United States Treasury Note	01/31/2028	3.50%	5,520,000	5,486,362
TOTAL U.S. GOVERNMENT NOTES (Cost $287,858,359)				285,980,784

SHORT TERM INVESTMENTS: 55.40%
U.S. TREASURY BILLS: 1.00%
United States Treasury Bill (c)	06/15/2023	4.45%	4,025,000	3,987,199
United States Treasury Bill (c)	11/02/2023	4.41%	18,070,000	17,591,960
TOTAL U.S. TREASURY BILLS (Cost $21,601,638)				21,579,159

MONEY MARKET DEPOSIT ACCOUNT: 54.40%
U.S. Bank N.A. (e)(f)	N/A	4.73%	1,172,014,498	1,172,014,821
TOTAL MONEY MARKET DEPOSIT ACCOUNT (Cost $1,172,014,821)				1,172,014,821
SHORT TERM INVESTMENT (Cost $1,193,616,458)				1,193,593,980

TOTAL INVESTMENTS (Cost $2,069,313,872): 95.01%				2,046,903,305
Other Assets in Excess of Liabilities: 4.99% (g)				107,587,704
TOTAL NET ASSETS: 100.00%				$2,154,491,009

(a)
Security as defined in Rule 144A under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2023, the value of these securities total $209,717,123 which represents 9.73% of total net assets.

(b)	Foreign issued security.
(c)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2023.
(d)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of March 31, 2023.
(e)	A portion of this deposit account is pledged as collateral for derivative contracts. At March 31, 2023, the value of this collateral totals $12,516.
(f)
The Money Market Deposit Account (“MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of March 31, 2023.

(g)	Includes assets pledged as collateral for derivative contracts. At March 31, 2023, the value of these assets totals $104,441,737.

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
SOFR30A	30 Day Average Secured Overnight Financing Rate
TSFR1M	1 Month Term Secured Overnight Financing Rate

LoCorr Macro Strategies Fund
Consolidated Schedule of Open Forward Currency Contracts

March 31, 2023 (Unaudited)

				Currency to be Received		Currency to be Delivered
	Notional	Counterparty	Forward	Currency	U.S. $ Notional Amount at	Currency	U.S. $ Notional Amount on	Unrealized	Unrealized
	Amount	Abbreviation	Settlement Date	Abbreviation	March 31, 2023	Abbreviation	Origination Date	Appreciation	(Depreciation)
Purchase Contracts:
	$93,365,791	DB	04/19/2023	AUD	$93,292,002	USD	$93,365,791	$–	$(73,789)
	30,404,864	BAML	06/23/2023	AUD	30,436,287	USD	30,404,864	31,423	–
	59,592,342	DB	04/19/2023	BRL	61,059,388	USD	59,592,342	1,467,046	–
	55,944,612	DB	04/19/2023	CAD	56,707,965	USD	55,944,612	763,353	–
	63,846,542	BAML	06/23/2023	CAD	64,764,077	USD	63,846,542	917,535	–
	72,587,483	DB	04/19/2023	CHF	73,290,102	USD	72,587,483	702,619	–
	45,163,098	BAML	06/23/2023	CHF	45,378,433	USD	45,163,098	215,335	–
	4,443,247	DB	04/19/2023	CLP	4,618,360	USD	4,443,247	175,113	–
	202,118,875	DB	04/19/2023	EUR	204,242,949	USD	202,118,875	2,124,074	–
	40,044,548	BAML	06/23/2023	EUR	40,694,386	USD	40,044,548	649,838	–
	119,283,236	DB	04/19/2023	GBP	121,668,505	USD	119,283,236	2,385,269	–
	15,917,190	DB	05/17/2023	GBP	15,904,357	USD	15,917,190	–	(12,833)
	107,499,583	BAML	06/23/2023	GBP	109,551,853	USD	107,499,583	2,052,270	–
	4,469,368	DB	04/19/2023	ILS	4,490,208	USD	4,469,368	20,840	–
	16,436,105	DB	04/19/2023	INR	16,498,100	USD	16,436,105	61,995	–
	19,266,938	DB	04/19/2023	JPY	19,271,324	USD	19,266,938	4,386	–
	8,177,672	BAML	06/23/2023	JPY	8,190,562	USD	8,177,672	12,890	–
	7,595,800	DB	04/19/2023	KRW	7,600,516	USD	7,595,800	4,716	–
	60,058,385	DB	04/19/2023	MXN	61,612,714	USD	60,058,385	1,554,329	–
	65,052,074	BAML	06/23/2023	MXN	65,594,448	USD	65,052,074	542,374	–
	36,859,635	DB	04/19/2023	NOK	37,052,600	USD	36,859,635	192,965	–
	166,824	DB	05/19/2023	NOK	166,575	USD	166,824	–	(249)
	102,284,576	DB	04/19/2023	NZD	102,703,598	USD	102,284,576	419,022	–
	19,623,765	BAML	06/23/2023	NZD	19,732,738	USD	19,623,765	108,973	–
	14,802,497	DB	04/19/2023	PLN	15,064,282	USD	14,802,497	261,785	–
	40,716,957	DB	04/19/2023	SEK	41,214,096	USD	40,716,957	497,139	–
	11,838,797	DB	04/19/2023	SGD	11,939,791	USD	11,838,797	100,994	–
	21,766,531	DB	04/19/2023	ZAR	22,306,190	USD	21,766,531	539,659	–
Total Purchase Contracts					1,355,046,406		1,339,327,335	15,805,942	(86,871)

Sale Contracts:
	$74,979,824	DB	04/19/2023	USD	$75,545,985	AUD	$74,979,824	$–	$(566,161)
	44,507,963	BAML	06/23/2023	USD	44,682,132	AUD	44,507,963	–	(174,169)
	21,120,407	DB	04/19/2023	USD	22,009,231	BRL	21,120,407	–	(888,824)
	98,406,461	DB	04/19/2023	USD	99,738,517	CAD	98,406,461	–	(1,332,056)
	161,271,346	BAML	06/23/2023	USD	163,008,291	CAD	161,271,346	–	(1,736,945)
	76,579,658	DB	04/19/2023	USD	77,605,149	CHF	76,579,658	–	(1,025,491)
	62,957,222	BAML	06/23/2023	USD	64,437,419	CHF	62,957,222	–	(1,480,197)
	4,426,777	DB	04/19/2023	USD	4,447,636	CLP	4,426,777	–	(20,859)
	154,190,997	DB	04/19/2023	USD	156,517,864	EUR	154,190,997	–	(2,326,867)
	39,150,692	BAML	06/23/2023	USD	39,636,243	EUR	39,150,692	–	(485,551)
	119,158,715	DB	04/19/2023	USD	121,668,506	GBP	119,158,715	–	(2,509,791)
	105,468,151	BAML	06/23/2023	USD	108,244,532	GBP	105,468,151	–	(2,776,381)
	2,346,183	DB	04/19/2023	USD	2,378,642	ILS	2,346,183	–	(32,459)
	4,870,032	DB	04/19/2023	USD	4,888,312	INR	4,870,032	–	(18,280)
	38,591,238	DB	04/19/2023	USD	38,882,596	JPY	38,591,238	–	(291,358)
	8,256,790	BAML	06/23/2023	USD	8,190,562	JPY	8,256,790	66,228	–
	8,748,557	DB	04/19/2023	USD	8,796,388	KRW	8,748,557	–	(47,831)
	31,030,525	DB	04/19/2023	USD	31,765,046	MXN	31,030,525	–	(734,521)
	35,639,779	BAML	06/23/2023	USD	37,377,545	MXN	35,639,779	–	(1,737,766)
	36,751,005	DB	04/19/2023	USD	37,052,600	NOK	36,751,005	–	(301,595)
	68,165,284	DB	04/19/2023	USD	69,123,574	NZD	68,165,284	–	(958,290)
	47,144,930	BAML	06/23/2023	USD	47,829,644	NZD	47,144,930	–	(684,714)
	6,243,580	DB	04/19/2023	USD	6,358,933	PLN	6,243,580	–	(115,353)
	31,294,424	DB	04/19/2023	USD	31,687,495	SEK	31,294,424	–	(393,071)
	5,977,341	DB	04/19/2023	USD	6,045,083	SGD	5,977,341	–	(67,742)
	11,727,974	DB	04/19/2023	USD	12,081,328	ZAR	11,727,974	–	(353,354)
Total Sale Contracts					1,319,999,253		1,299,005,855	66,228	(21,059,626)
Net Forward Currency Contracts					$35,047,153		$40,321,480	$15,872,170	$(21,146,497)
Net Unrealized Depreciation									$(5,274,327)

Counterparty Abbreviations:
BAML	Bank of America Merrill Lynch
DB	Deutsche Bank

Currency Abbreviations:
AUD	AUSTRALIAN DOLLAR	INR	INDIAN RUPEE	SGD	SINGAPORE DOLLAR
BRL	BRAZILIAN REAL	JPY	JAPANESE YEN	USD	U.S. DOLLAR
CAD	CANADIAN DOLLAR	KRW	SOUTH KOREAN WON	ZAR	SOUTH AFRICAN RAND
CHF	SWISS FRANC	MXN	MEXICAN PESO
CLP	CHILEAN PESO	NOK	NORWEGIAN KRONE
EUR	EURO	NZD	NEW ZEALAND DOLLAR
GBP	BRITISH POUND	PLN	POLISH ZLOTY
ILS	ISRAELI NEW SHEQEL	SEK	SWEDISH KRONA

LoCorr Macro Strategies Fund
Consolidated Schedule of Open Futures Contracts
March 31, 2023 (Unaudited)

						Value
Description		Number of Contracts Purchased (Sold)	Settlement Month-Year	Current Notional Amount	Notional Amount At Trade Date	Unrealized Appreciation	Unrealized (Depreciation)
Purchase Contracts:
	3 Mo Euro Euribor	6	Jun-25	$1,580,394	$1,581,277	$-	$(883)
	Aluminum - 90 Day Settlement (a)	2	Apr-23	118,863	115,317	3,546	-
	Aluminum - 90 Day Settlement (a)	1	Apr-23	59,613	66,175	-	(6,562)
	Aluminum - 90 Day Settlement (a)	2	Apr-23	119,311	130,448	-	(11,137)
	Aluminum - 90 Day Settlement (a)	1	May-23	59,775	62,595	-	(2,820)
	Aluminum - 90 Day Settlement (a)	1	May-23	59,783	61,827	-	(2,044)
	Aluminum - 90 Day Settlement (a)	2	Jun-23	120,149	121,237	-	(1,088)
	Aluminum - 90 Day Settlement (a)	6	Jun-23	361,388	342,174	19,214	-
	Aluminum - 90 Day Settlement (a)	1	Jun-23	60,263	56,995	3,268	-
	Aluminum - 90 Day Settlement (a)	2	Jun-23	120,598	117,910	2,688	-
	Aluminum - 90 Day Settlement (a)	2	Jun-23	120,630	118,965	1,665	-
	Aluminum - 90 Day Settlement (a)	1	Jun-23	60,325	60,342	-	(17)
	Aluminum (a)(b)	296	Jun-23	17,837,700	18,235,536	-	(397,836)
	Australian 10 Yr Bond	217	Jun-23	17,825,105	17,775,179	49,926	-
	Australian 3 Yr Bond	12	Jun-23	872,853	870,736	2,117	-
	Australian Dollar	31	Jun-23	2,077,310	2,077,889	-	(579)
	Brent Crude (a)	326	Apr-23	26,044,140	25,356,917	687,223	-
	Brent Crude (a)	93	May-23	7,414,890	7,145,875	269,015	-
	Brent Crude (a)	27	Jun-23	2,145,150	2,067,361	77,789	-
	Brent Crude (a)	16	Jul-23	1,265,760	1,212,138	53,622	-
	Brent Crude (a)	9	Aug-23	708,390	684,320	24,070	-
	Brent Crude (a)	5	Sep-23	391,550	374,526	17,024	-
	British Pound	424	Jun-23	32,740,750	32,755,134	-	(14,384)
	CAC 40 10 Euro Index	674	Apr-23	53,608,321	51,085,106	2,523,215	-
	Canadian 10 Yr Bond	102	Jun-23	9,521,509	9,573,751	-	(52,242)
	Canadian Dollar	7	Jun-23	517,930	517,660	270	-
	Cocoa (ICE) (a)	183	May-23	4,873,890	4,548,187	325,703	-
	Copper - 90 Day Settlement (a)	1	Apr-23	225,088	206,536	18,552	-
	Copper - 90 Day Settlement (a)	3	Apr-23	675,413	658,381	17,032	-
	Copper - 90 Day Settlement (a)	4	Apr-23	899,850	938,522	-	(38,672)
	Copper - 90 Day Settlement (a)	2	Apr-23	450,040	460,534	-	(10,494)
	Copper - 90 Day Settlement (a)	1	May-23	224,848	219,474	5,374	-
	Copper - 90 Day Settlement (a)	1	Jun-23	224,869	221,632	3,237	-
	Copper - 90 Day Settlement (a)	2	Jun-23	449,675	429,579	20,096	-
	Copper - 90 Day Settlement (a)	1	Jun-23	224,792	224,501	291	-
	Copper - 90 Day Settlement (a)	1	Jun-23	224,813	223,229	1,584	-
	Copper - 90 Day Settlement (a)	1	Jun-23	224,817	223,949	868	-
	Copper (a)(b)	48	Jun-23	10,791,000	10,721,679	69,321	-
	Copper (a)(b)	131	Jun-23	29,450,438	29,273,830	176,608	-
	Corn (a)	34	May-23	1,122,850	1,148,209	-	(25,359)
	DAX Index	131	Jun-23	56,107,035	55,176,893	930,142	-
	Dollar	136	Jun-23	13,897,296	14,232,585	-	(335,289)
	Euro	445	Jun-23	60,650,719	60,890,859	-	(240,140)
	Euro-Bobl	68	Jun-23	8,693,215	8,674,865	18,350	-
	Euro-BTP	14	Jun-23	1,751,366	1,739,238	12,128	-
	Euro-Bund	10	Jun-23	1,473,191	1,471,149	2,042	-
	Euro-OAT	24	Jun-23	3,389,641	3,370,957	18,684	-
	Euro-Schatz	240	Jun-23	27,510,411	27,505,916	4,496	(1)
	Euro-Stoxx 50 Index	526	Jun-23	24,306,850	23,887,471	419,379	-
	FTSE 100 Index	1157	Jun-23	109,028,954	108,088,337	940,617	-
	FTSE China A50 Index	200	Apr-23	2,661,200	2,634,969	26,231	-
	FTSE MIB Index	50	Jun-23	7,227,139	7,044,731	182,408	-
	FTSE/JSE Top 40 Index	53	Jun-23	2,120,417	2,073,065	47,352	-
	Gasoline RBOB (a)	168	Apr-23	18,917,136	17,980,903	936,233	-
	Gasoline RBOB (a)	52	May-23	5,739,552	5,560,453	179,099	-
	Gasoline RBOB (a)	20	Jun-23	2,161,740	2,080,683	81,057	-
	Gasoline RBOB (a)	11	Jul-23	1,163,639	1,122,428	41,211	-
	Gold (a)	136	Jun-23	27,012,320	27,193,109	-	(180,789)
	Hang Seng Index	77	Apr-23	10,044,950	9,880,361	164,589	-
	Hard Red Wheat (a)	57	May-23	2,501,588	2,333,804	167,784	-
	Heating Oil (a)	91	Apr-23	10,015,933	9,895,478	120,455	-
	Heating Oil (a)	29	May-23	3,126,606	3,105,247	21,359	-
	Heating Oil (a)	4	Jun-23	429,072	421,910	7,162	-
	H-Shares Index	89	Apr-23	3,975,006	3,911,309	63,697	-
	IBEX 35 Index	39	Apr-23	3,888,327	3,755,930	132,397	-
	Japanese 10 Yr Bond	38	Jun-23	42,391,715	42,501,262	-	(109,547)
	Japanese Yen	34	Jun-23	3,239,563	3,228,691	10,872	-
	KOSPI 200 Index	399	Jun-23	24,802,454	24,733,312	69,142	-
	Lead (a)(b)	19	Jun-23	1,001,181	1,010,853	-	(9,672)
	Long Gilt	158	Jun-23	20,143,714	20,318,352	-	(174,638)
	Low Sulphur Gasoil (a)	104	May-23	7,818,200	7,771,618	46,582	-
	Low Sulphur Gasoil (a)	79	Jun-23	5,844,025	5,770,339	73,686	-
	Low Sulphur Gasoil (a)	17	Jul-23	1,248,650	1,235,369	13,281	-
	Mexican Peso	63	Jun-23	1,722,105	1,671,676	50,429	-
	Nasdaq 100 E-Mini Index	73	Jun-23	19,420,555	18,905,713	514,842	-
	Natural Gas (a)	103	Apr-23	2,282,480	2,242,376	40,104	-
	Natural Gas (a)	14	May-23	345,100	342,465	2,635	-
	Natural Gas (a)	10	Jun-23	273,200	271,148	2,052	-
	Natural Gas (a)	4	Jul-23	111,320	111,137	183	-
	Natural Gas (a)	1	Aug-23	27,500	27,372	128	-
	New Zealand Dollar	32	Jun-23	2,000,320	2,001,101	-	(781)
	Nickel (a)(b)	8	Jun-23	1,143,792	1,295,851	-	(152,059)
	Nikkei 225 Index (OSE)	221	Jun-23	46,671,737	46,517,079	154,658	-
	Nikkei 225 Index (SGX)	123	Jun-23	12,990,153	12,922,612	67,541	-
	Platinum (a)	4	Jul-23	200,620	196,957	3,663	-
	S&P 500 E-Mini Index	143	Jun-23	29,584,913	29,341,547	243,366	-
	SET 50 Index	268	Jun-23	1,517,791	1,507,371	10,420	-
	Silver (a)	32	Jan-00	3,864,960	3,777,747	87,213	-
	Soybean (a)	360	May-23	27,099,000	27,371,206	-	(272,206)
	Soybean Meal (a)	142	May-23	6,617,200	6,772,511	-	(155,311)
	Soybean Oil (a)	17	May-23	565,998	565,058	940	-
	SPI 200 Index	120	Jun-23	14,420,454	14,065,967	354,487	-
	Sugar (a)	730	Apr-23	18,191,600	16,579,291	1,612,309	-
	Swiss Franc	5	Sep-24	1,479,464	1,480,995	-	(1,531)
	Swiss Franc	23	Dec-24	6,816,528	6,835,144	-	(18,616)
	Swiss Franc	10	Mar-25	2,966,175	2,973,492	-	(7,317)
	Swiss Franc	31	Jun-23	4,274,319	4,277,801	-	(3,482)
	Tokyo Price Index	280	Jun-23	42,250,424	41,977,124	273,300	-
	U.S. 10 Yr Note	937	Jun-23	107,681,800	107,567,599	114,201	-
	U.S. 2 Yr Note	56	Jun-23	11,561,375	11,550,834	10,541	-
	U.S. 5 Yr Note	282	Jun-23	30,881,203	30,945,407	-	(64,204)
	U.S. Long Bond	98	Jun-23	12,853,313	12,764,961	88,352	-
	Wheat (a)	3	May-23	103,838	103,244	594	-
	WTI Crude (a)	50	Apr-23	3,783,500	3,742,104	41,396	-
	WTI Crude (a)	44	May-23	3,335,200	3,276,820	58,380	-
	WTI Crude (a)	19	Jun-23	1,438,870	1,410,134	28,736	-
	WTI Crude (a)	10	Jul-23	754,400	740,438	13,962	-
	WTI Crude (a)	6	Aug-23	450,000	440,081	9,919	-
	WTI Crude (a)	4	Sep-23	298,040	293,897	4,143	-
	Zinc - 90 Day Settlement (a)	1	May-23	73,327	79,190	-	(5,863)
	Zinc - 90 Day Settlement (a)	1	May-23	73,315	79,573	-	(6,258)
	Zinc - 90 Day Settlement (a)	1	May-23	73,195	74,869	-	(1,674)
	Zinc - 90 Day Settlement (a)	1	Jun-23	73,181	76,773	-	(3,592)
	Zinc - 90 Day Settlement (a)	1	Jun-23	73,166	74,506	-	(1,340)
	Zinc (a)(b)	25	Jun-23	1,827,969	1,935,819	-	(107,850)
	Zinc (a)(b)	119	Jun-23	8,701,131	9,195,816	-	(494,685)
Total Purchase Contracts						12,918,310	(2,910,962)

Sale Contracts:
	10 Yr Mini JGB	(12)	Jun-23	$1,335,974	$1,341,850	$5,876	$-
	3 Mo Euro Euribor	(68)	Mar-24	17,813,422	17,818,229	4,807	-
	3 Mo Euro Euribor	(960)	Jun-24	251,887,038	250,832,421	-	(1,054,617)
	3 Mo Euro Euribor	(68)	Dec-23	17,783,923	17,790,398	6,475	-
	3 Mo Euro Euribor	(100)	Sep-24	26,274,835	26,254,189	-	(20,646)
	3 Mo Euro Euribor	(123)	Dec-24	32,351,396	32,330,526	-	(20,870)
	3 Mo Euro Euribor	(98)	Mar-25	25,794,508	25,780,125	-	(14,383)
	90 Day Euro	(132)	Sep-25	31,937,400	31,899,840	-	(37,560)
	Aluminum - 90 Day Settlement (a)	(2)	Apr-23	118,863	113,533	-	(5,330)
	Aluminum - 90 Day Settlement (a)	(1)	Apr-23	59,613	66,143	6,530	-
	Aluminum - 90 Day Settlement (a)	(2)	Apr-23	119,311	131,089	11,778	-
	Aluminum - 90 Day Settlement (a)	(1)	May-23	59,775	61,866	2,091	-
	Aluminum - 90 Day Settlement (a)	(1)	May-23	59,783	61,194	1,411	-
	Aluminum - 90 Day Settlement (a)	(2)	Jun-23	120,149	120,454	305	-
	Aluminum - 90 Day Settlement (a)	(6)	Jun-23	361,388	341,943	-	(19,445)
	Aluminum - 90 Day Settlement (a)	(1)	Jun-23	60,263	57,209	-	(3,054)
	Aluminum - 90 Day Settlement (a)	(2)	Jun-23	120,598	116,818	-	(3,780)
	Aluminum - 90 Day Settlement (a)	(2)	Jun-23	120,630	119,807	-	(823)
	Aluminum - 90 Day Settlement (a)	(1)	Jun-23	60,325	59,583	-	(742)
	Aluminum (a)(b)	(508)	Jun-23	30,613,350	30,411,047	-	(202,303)
	Australian Dollar	(85)	Jun-23	5,695,850	5,694,787	-	(1,063)
	Bovespa Index	(780)	Apr-23	15,716,805	15,893,188	176,383	-
	Brent Crude (a)	(142)	Apr-23	11,344,380	10,892,803	-	(451,577)
	Canadian 10 Yr Bond	(156)	Jun-23	14,562,308	13,979,126	-	(583,182)
	Canadian Dollar	(457)	Jun-23	33,813,430	33,704,011	-	(109,419)
	Carbon Emission	(32)	Dec-23	3,190,352	3,068,986	-	(121,366)
	CBOE Volatility Index (a)	(5)	Jun-23	605,703	603,412	-	(2,291)
	CBOE Volatility Index (a)	(144)	Apr-23	2,990,045	3,025,088	35,043	-
	CBOE Volatility Index (a)	(101)	May-23	2,234,979	2,254,666	19,687	-
	CBOE Volatility Index (a)	(24)	Jun-23	550,997	556,356	5,359	-
	Cocoa (ICE) (a)	(91)	May-23	10,990,980	9,373,751	-	(1,617,229)
	Cocoa (NYBOT) (a)	(34)	May-23	997,220	953,247	-	(43,973)
	Coffee (a)	(108)	May-23	6,905,250	7,080,795	175,545	-
	Copper - 90 Day Settlement (a)	(1)	Apr-23	225,088	209,243	-	(15,845)
	Copper - 90 Day Settlement (a)	(3)	Apr-23	675,413	654,944	-	(20,469)
	Copper - 90 Day Settlement (a)	(4)	Apr-23	899,850	942,286	42,436	-
	Copper - 90 Day Settlement (a)	(2)	Apr-23	450,040	454,081	4,041	-
	Copper - 90 Day Settlement (a)	(1)	May-23	224,848	218,021	-	(6,827)
	Copper - 90 Day Settlement (a)	(1)	Jun-23	224,869	222,370	-	(2,499)
	Copper - 90 Day Settlement (a)	(2)	Jun-23	449,675	429,283	-	(20,392)
	Copper - 90 Day Settlement (a)	(1)	Jun-23	224,792	222,757	-	(2,035)
	Copper - 90 Day Settlement (a)	(1)	Jun-23	224,813	222,658	-	(2,155)
	Copper - 90 Day Settlement (a)	(1)	Jun-23	224,817	224,674	-	(143)
	Copper (a)(b)	(158)	Jun-23	35,520,375	34,952,964	-	(567,411)
	Copper (a)	(29)	May-23	2,968,513	2,960,534	-	(7,979)
	Corn (a)	(43)	May-23	1,420,075	1,396,066	-	(24,009)
	Cotton No.2 (a)	(177)	May-23	7,326,030	7,326,524	494	-
	Dow Jones Industrial Average Mini E-Cbot Index	(153)	Jun-23	25,596,900	24,995,867	-	(601,033)
	Euro-Bobl	(1,030)	Jun-23	131,676,643	130,032,323	-	(1,644,320)
	Euro-BTP	(91)	Jun-23	11,383,883	11,303,975	-	(79,908)
	Euro-Bund	(641)	Jun-23	94,431,544	94,456,652	25,106	2
	Euro-Buxl 30 Yr Bond	(149)	Jun-23	22,761,735	22,545,840	-	(215,895)
	Euro-OAT	(145)	Jun-23	20,479,079	20,361,764	-	(117,315)
	Euro-Schatz	(1,047)	Jun-23	120,014,169	120,209,918	195,749	-
	Hang Seng Index	(129)	Apr-23	16,828,552	16,355,785	-	(472,767)
	Hard Red Wheat (a)	(332)	Jul-23	14,305,050	14,344,062	39,012	-
	Heating Oil (a)	(47)	Apr-23	5,173,064	5,108,452	-	(64,612)
	Japanese 10 Yr Bond	(110)	Jun-23	122,712,860	120,543,770	-	(2,169,090)
	Japanese Yen	(31)	Jun-23	2,953,719	2,982,338	28,619	-
	Lead (a)(b)	(15)	Jun-23	790,406	781,493	-	(8,913)
	Lean Hogs (a)	(28)	Jun-23	1,026,200	1,034,845	8,645	-
	Live Cattle (a)	(1)	Jun-23	64,850	64,138	-	(712)
	Long Gilt	(319)	Jun-23	40,669,903	40,287,722	-	(382,181)
	Low Sulphur Gasoil (a)	(7)	May-23	526,225	525,942	-	(283)
	MSCI EAFE Index	(32)	Jun-23	3,354,400	3,250,027	-	(104,373)
	MSCI Emerging Markets Index	(220)	Jun-23	10,950,500	10,793,769	-	(156,731)
	Nasdaq 100 E-Mini Index	(10)	Jun-23	2,660,350	2,640,409	-	(19,941)
	Natural Gas (a)	(224)	Apr-23	4,963,840	5,205,745	241,905	-
	Nickel (a)(b)	(13)	Jun-23	1,858,662	1,967,536	108,874	-
	Nikkei 225 Index (OSE)	(7)	Jun-23	1,478,290	1,472,787	-	(5,503)
	Russell 2000 Mini Index	(214)	Jun-23	19,404,450	19,098,228	-	(306,222)
	S&P 500 E-Mini Index	(14)	Jun-23	2,896,425	2,791,151	-	(105,274)
	S&P MidCap 400 E-Mini Index	(22)	Jun-23	5,565,340	5,405,296	-	(160,044)
	S&P/TSX 60 Index	(53)	Jun-23	9,483,922	9,352,775	-	(131,147)
	SGX Nifty 50 Index	(63)	Apr-23	2,194,605	2,151,607	-	(42,998)
	Soybean (a)	(58)	May-23	4,365,950	4,268,647	-	(97,303)
	Soybean Meal (a)	(11)	May-23	512,600	505,435	-	(7,165)
	Soybean Oil (a)	(224)	May-23	7,457,856	7,952,269	494,413	-
	Swiss Franc	(305)	Sep-24	90,247,289	90,330,379	83,090	-
	Swiss Franc	(7)	Jun-24	2,066,500	2,065,677	-	(823)
	Swiss Franc	(9)	Mar-24	2,651,100	2,651,817	717	-
	Swiss Franc	(4)	Jun-25	1,187,148	1,186,960	-	(188)
	Swiss Franc	(3)	Sep-25	890,870	890,760	-	(110)
	Swiss Franc	(278)	Sep-24	67,022,325	66,973,213	-	(49,112)
	Tokyo Price Index	(27)	Jun-23	4,074,148	3,979,824	-	(94,324)
	U.S. 10 Yr Note	(251)	Jun-23	28,845,391	28,378,717	-	(466,674)
	U.S. 2 Yr Note	(969)	Jun-23	200,053,082	199,926,838	-	(126,244)
	U.S. 5 Yr Note	(719)	Jun-23	78,736,118	76,931,359	-	(1,804,759)
	U.S. Long Bond	(200)	Jun-23	26,231,250	26,063,617	-	(167,633)
	U.S. Ultra Bond	(226)	Jun-23	31,894,250	31,815,107	-	(79,143)
	Wheat (a)	(500)	May-23	17,306,250	19,408,843	2,102,593	-
	WTI Crude (a)	(115)	Apr-23	8,702,050	7,886,145	-	(815,905)
	Zinc - 90 Day Settlement (a)	(1)	May-23	73,327	78,260	4,933	-
	Zinc - 90 Day Settlement (a)	(1)	May-23	73,315	77,608	4,293	-
	Zinc - 90 Day Settlement (a)	(1)	May-23	73,195	74,523	1,328	-
	Zinc - 90 Day Settlement (a)	(1)	Jun-23	73,181	76,734	3,553	-
	Zinc - 90 Day Settlement (a)	(1)	Jun-23	73,166	73,767	601	-
	Zinc (a)(b)	(144)	Jun-23	10,529,100	10,528,670	-	(430)
Total Sale Contracts						3,841,692	(15,482,490)
Total Futures Contracts						$16,760,002	$(18,393,452)
Net Unrealized Depreciation							$(1,633,450)

(a)	London Metal Exchange (‘‘LME’’) futures contracts settle on their respective maturity date.
COMEX	Commodity Exchange, Inc.
ICE	Intercontinental Exchange
NYBOT	New York Board of Trade
OSE	Osaka Securities Exchange
SGX	Singapore Exchange Limited

The accompanying notes are an integral part of these consolidated financial statements.

NOTES

Investment Valuation
Fair Value Measurement Summary
March 31, 2023 (Unaudited)

The LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Market Trend Fund, LoCorr Dynamic Opportunity Fund and the LoCorr Spectrum Income Fund (individually a ‘‘Fund’’ and collectively the ‘‘Funds’’) follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.

Certain investments such as commodity pools are measured based upon NAV as a practical expedient to determine fair value and are not required to be categorized in the fair value hierarchy.

American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks, such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.

The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.

Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Financial Derivative Instruments
Financial derivative instruments, such as forward currency contracts, futures contracts, swap agreements or options contracts, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations, a pricing service at the settlement price determined by the relevant exchange or by the counterparty. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.

Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are generally categorized in Level 1.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

Fund-linked options are stated at fair value based on the fair value of Galaxy Plus Fund – East Alpha Feeder Fund (548) LLC and Galaxy Plus Fund - CoreCommodity Feeder Fund (558) LLC, taking into account any fees and expenses associated with the fund-linked option. Fund-linked options are generally categorized in Level 2.

Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

Fair value determinations are required for the following securities:

●
securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

●
securities for which, in the opinion of the Adviser/relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument, based upon factors that may include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securitiesmarkets or regulators, such as the suspension or limitation of trading;

● securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and

●
securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

●
For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale.

As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.

The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Fund might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies.

The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.

The following table summarizes LoCorr Macro Strategies Fund’s consolidated investments and other financial instruments as of March 31, 2023:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$104,609,056	$-	$104,609,056
Corporate Bonds	-	196,195,926	-	196,195,926
Mortgage Backed Securities	-	159,617,786	-	159,617,786
Municipal Bonds	-	11,784,562	-	11,784,562
U.S. Government Agency Issues	-	95,121,211	-	95,121,211
U.S. Government Notes	-	285,980,784	-	285,980,784
Short Term Investments	1,172,014,821	21,579,159	-	1,193,593,980
Total Investments	$1,172,014,821	$874,888,484	$-	$2,046,903,305

Other Financial Instruments*
Forward Currency Contracts
Purchase	$-	$15,719,071	$-	$15,719,071
Sale	-	(20,993,398)	-	(20,993,398)
Total Forward Currency Contracts	-	(5,274,327)	-	(5,274,327)
Futures Contracts
Long	10,007,348	-	-	10,007,348
Short	(11,640,798)	-	-	(11,640,798)
Total Futures Contracts	(1,633,450)	-	-	(1,633,450)
Total Other Financial Instruments	$(1,633,450)	$(5,274,327)	$-	$(6,907,777)

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.

*The fair value of the Fund’s other financial instruments represents the net unrealized appreciation (depreciation) at March 31, 2023.

The LoCorr Macro Strategies Fund did not hold any Level 3 assets during the period.